INVESTMENT IN EQUITY METHOD INVESTEES (Schedule of Financial Information of Equity Method Investees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance sheets
Current assets	$ 13,714	$ 19,608
Non-current assets	31,909	18,363
Current liabilities	583	528
Non-current liabilities		30
Results of operations
Revenues	5,446	4,904	4,823
Gross profit	3,056	2,700	2,342
Loss from operations	(933)	(555)	(3,816)
Net loss	$ (787)	$ (9)	$ (2,782)